REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Order backlog (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Order backlog revenue recognition period	1 year
Order backlog revenue recognition realized period	3 months
Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Order backlog revenue recognition period	3 years
Order backlog revenue recognition realized period	5 months
Machines
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Amount of goods or services ordered by customers but not delivered or provided	€ 27,713	€ 48,651	€ 79,571
Spare Parts and Service
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Amount of goods or services ordered by customers but not delivered or provided	€ 1,750	€ 6,380	€ 6,535